Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties Transactions or Balances	The related parties that had transactions or balances with the Company as of and for the years presented consisted of:

Related Party	Relationship with the Company
Xiao Feng Yang	Chairman of the Board
Raymond Ming Hui Lin	CEO of the Company
EMIT	Equity investee of the Company
Beijing Bright Technology Co., Ltd (“Beijing Bright”)	Noncontrolling interest shareholder of JAJI China
UniDev	Equity investee of the Company
Fuson Group	Equity investee of the Company
Qinhui	Equity investee of the Company
MCT	Noncontrolling interest shareholder of MSCT
Qin Er Lin	Immediate family member of the CEO

The balances due from related parties were as follows:

	As of June 30,
	2026	2025
Due from related parties, current:
Fuson Group (a)	4,123,151	4,628,295
Qin Er Lin (c)	11,741	-
UniDev	9,432	-
Less: allowance for credit losses	(3,059,319)	(253,700)
Total	1,085,005	4,374,595

Due from related parties, non-current:
Fuson Group (b)	2,399,559	2,069,730
Qin Er Lin (c)	52,018	-
Less: allowance for credit losses	(861,920)	(123,770)
Total	1,589,657	1,945,960

(a)	The balances represent loans due from Fuson Group which should be repaid within one year. The interest rates for the loans ranged from 3.5% to 4.10% and 4.0% to 4.10% as of June 30, 2026 and 2025, respectively.

(b)	The balance represents loans due from Fuson Group with 6.50% interest rate, which should be repaid within 30 months.

(c)	The balance represent the loan due from Qin Er Lin which should be repaid within five years. The interest rates for the loan was 4.0% as of June 30, 2026.Qin Er Lin repaid the loan from related parties on October 8, 2026.

The balances due to related parties were as follows:

	As of June 30,
	2026	2025
Due to related parties:
Qinhui	58,732	-
Fuson Group	14,711	14,917
MCT	1,951	4,188
UniDev	-	2,779
Total	75,394	21,884
	For the year ended
	2026	2025	2024
a) Consulting services provided to related parties
Fuson Group	80,775	116,760	87,172

b)Solution services provided to related parties
Fuson Group	238,776	-	-

c) Services provided by related parties
UniDev	7,206	35,396	165,676
Fuson Group	27,166	13,758	18,894
Beijing Bright	2,135	4,830	-
	36,507	53,984	184,570

d) Loans provided to related parties
Fuson Group	959,360	2,984,351	6,043,329
Qin Er Lin	64,006	-	-
Beijing Bright	-	-	415,236
UniDev	-	-	55,365
	1,023,366	2,984,351	6,513,930
e) Repayment of loans from related parties
Fuson Group	811,272	2,936,754	194,897
Beijing Bright	-	-	415,236
UniDev	-	-	193,777
	811,272	2,936,754	803,910
f) Interest income received from related parties
Fuson Group	128,157	293,103	14,481
UniDev	-	-	8,549
Beijing Bright	-	-	2,907
	128,157	293,103	25,937

g) Loans provided from related parties
Qinhui	56,977	-	-

h) Rental income from related party
Fuson Group	59,071	59,241	59,016

i) Other revenue from related party
Fuson Group	-	134,933	61,244

Schedule of Past-Due from Related Parties

The following table presents the aging of past-due gross due from related parties as of June 30, 2026 and 2025:

	1 to 3 months past due	4 to 6 months past due	7 to 12 months past due	Over 1 year past due	Total
June 30, 2025	1,707,242	767,770	418,784	-	2,893,796
June 30, 2026	-	-	861,920	3,055,224	3,917,144

Schedule of Movement of Allowance for Due from Related Parties

Movement of allowance for due from related parties for the years ended June 30, 2026, 2025 and 2024 are as follows:

	For the year ended
	2026	2025	2024
Balance at beginning of the year	377,470	225,788	-
Provision for credit losses	3,606,271	237,747	225,788
Recovery of due from related parties	(62,502)	(86,235)	-
Foreign currency translation adjustments	-	170	-
Balance at end of the year	3,921,239	377,470	225,788